Digital Assets (Details)	6 Months Ended
Jun. 30, 2026
Digital Assets [Line Items]
Percentage to locked sol tranches	22.76%
Bottom of range [member]
Digital Assets [Line Items]
Restriction period	1 month
Restriction percentage	7.50%
Top of range [member]
Digital Assets [Line Items]
Restriction period	19 months
Restriction percentage	33.50%